Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from government contract	$ 300,677		$ 0		$ 300,677	$ 0	$ 0	$ 81,526
Operating expenses:
Research and development	4,276,868		4,719,728		8,702,596	7,538,917	20,720,766	9,123,479
General and administrative	1,086,030		1,459,093		2,543,383	2,910,518	6,022,173	4,986,611
Total operating expenses	5,362,898		6,178,821		11,245,979	10,449,435	26,742,939	14,110,090
Loss from operations	(5,062,221)		(6,178,821)		(10,945,302)	(10,449,435)	(26,742,939)	(14,028,564)
Interest income	5,471		251,201		38,420	483,899	776,177	7,439
Net loss	$ (5,064,042)	$ (5,850,132)	$ (5,927,620)	$ (4,037,916)	$ (10,914,174)	$ (9,965,536)	$ (25,966,762)	$ (14,021,125)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (1.99)		$ (3.79)		$ (4.68)	$ (5.66)	$ (14.29)	$ (12.39)
Weighted average shares outstanding (in shares)	2,539,878		1,562,910		2,334,464	1,759,427	1,817,282	1,131,546